Available-for-Sale Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Available-for-Sale Securities

4. Available-for-Sale Securities

The following table presents information about the Company's available-for-sale securities as of March 31, 2014 and December 31, 2013 (amounts in thousands):

	Fair value at December 31, 2013	Purchases(1)	Sales	Realized loss	Unrealized gains(2)	Fair value	Cost
March 31, 2014
Mutual funds	$8,528	$137	$3,000	$91	$744	$6,318	$6,084
(1)	Includes purchases under dividend reinvestment programs.
(2)	This amount represents the change in the unrealized gain or loss for three months ended March 31, 2014. The Company had no realized or unrealized gain or losses during the three months ended March 31, 2013. The amount excludes the deferred income tax benefit (provision).

4. Available-for-Sale Securities

The following table presents information about the Company's available-for-sale securities as of December 31, 2013 (amounts in thousands):

	Purchases	Sales	Realized Loss	Unrealized Losses(1)	Fair Value	Cost
December 31, 2013
Mutual funds	$10,097	$1,000	$59	$510	$8,528	$9,038
(1)	Excludes the deferred income tax benefit.

The Company had no available-for-sale securities as of or during the year ended December 31, 2012.